Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Overfunded plans
Funded status of plan
Benefit Obligations	$ 27,839	$ 26,509
Fair Value of Plan Assets	35,383	34,001
Funded Status	7,544	7,492
Underfunded plans
Funded status of plan
Benefit Obligations	19,264	18,964
Fair Value of Plan Assets	9,437	8,815
Funded Status	(9,828)	(10,149)
United States | Underfunded plans
Funded status of plan
Benefit Obligations	3,477	3,535
Fair Value of Plan Assets	5	6
Funded Status	(3,472)	(3,529)
United States | Pension Plan
Funded status of plan
Benefit Obligations	14,460	14,219	$ 21,235
Fair Value of Plan Assets	18,073	17,591	24,437
Funded Status	3,613	3,373
United States | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations	13,207	12,941
Fair Value of Plan Assets	18,073	17,591
Funded Status	4,866	4,651
United States | Pension Plan | Underfunded plans
Funded status of plan
Benefit Obligations	1,253	1,278
Fair Value of Plan Assets	0	0
Funded Status	(1,253)	(1,278)
United States | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations	2,224	2,257	2,233
Fair Value of Plan Assets	5	6	10
Funded Status	(2,219)	(2,251)
United States | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations	2,224	2,257
Fair Value of Plan Assets	5	6
Funded Status	(2,219)	(2,251)
Non-U.S. Plans | Overfunded plans
Funded status of plan
Benefit Obligations	14,632	13,568
Fair Value of Plan Assets	17,310	16,410
Funded Status	2,679	2,842
Non-U.S. Plans | Underfunded plans
Funded status of plan
Benefit Obligations	15,788	15,429
Fair Value of Plan Assets	9,432	8,809
Funded Status	(6,356)	(6,620)
Non-U.S. Plans | Pension Plan
Funded status of plan
Benefit Obligations	29,872	28,490	33,479
Fair Value of Plan Assets	26,733	25,205	29,059
Funded Status	(3,139)	(3,286)
Non-U.S. Plans | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations	14,632	13,568
Fair Value of Plan Assets	17,310	16,410
Funded Status	2,679	2,842
Non-U.S. Plans | Pension Plan | Qualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations	10,697	10,482
Fair Value of Plan Assets	9,423	8,795
Funded Status	(1,274)	(1,688)
Non-U.S. Plans | Pension Plan | Nonqualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations	4,544	4,440
Fair Value of Plan Assets	0	0
Funded Status	(4,544)	(4,440)
Non-U.S. Plans | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations	547	507	586
Fair Value of Plan Assets	9	14	$ 23
Funded Status	(538)	(493)
Non-U.S. Plans | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations	547	507
Fair Value of Plan Assets	9	14
Funded Status	$ (538)	$ (493)